UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10065

Tax-Managed Small-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Tax-Managed Small-Cap Growth Portfolio                                                                                        as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Aerospace & Defense — 1.5%
DRS Technologies, Inc.	31,700	$1,467,393
Teledyne Technologies, Inc. (1)	21,500	820,440
		$2,287,833
Air Freight & Logistics — 1.1%
Hub Group, Inc., Class A (1)	70,000	1,580,600
		$1,580,600
Biotechnology — 1.5%
Martek Biosciences Corp. (1)	81,350	2,272,105
		$2,272,105
Capital Markets — 2.5%
Affiliated Managers Group, Inc. (1)	15,400	1,409,870
Greenhill & Co., Inc.	40,800	2,364,768
		$3,774,638
Chemicals — 2.2%
International Flavors & Fragrances, Inc.	40,450	1,496,650
Scotts Miracle-Gro Co., Class A	46,050	1,806,541
		$3,303,191
Commercial Banks — 1.3%
R&G Financial Corp.	94,200	781,860
Western Alliance Bancorp (1)	29,800	1,128,228
		$1,910,088
Commercial Services & Supplies — 3.1%
FTI Consulting, Inc. (1)	95,600	2,509,500
Knoll, Inc.	122,560	2,108,032
		$4,617,532
Communications Equipment — 1.6%
3Com Corp. (1)	492,200	2,333,028
		$2,333,028
Consumer Finance — 1.3%
Student Loan Corp. (The)	11,100	1,995,225
		$1,995,225
Diversified Consumer Services — 1.2%
DeVry, Inc. (1)	86,900	1,833,590
		$1,833,590
Electric Utilities — 0.7%
Westar Energy, Inc.	47,500	1,097,250
		$1,097,250
Electrical Equipment — 1.0%
AMETEK, Inc.	34,900	1,480,458
		$1,480,458

Electronic Equipment & Instruments — 3.5%
Avnet, Inc. (1)	109,820	$1,998,724
FLIR Systems, Inc. (1)	104,350	2,505,443
Paxar Corp. (1)	39,200	722,064
		$5,226,231
Energy Equipment & Services — 3.4%
Dresser-Rand Group, Inc. (1)	108,807	2,477,535
Dril-Quip, Inc. (1)	30,676	2,591,815
		$5,069,350
Food Products — 3.0%
Delta and Pine Land Co.	87,450	2,991,665
Hain Celestial Group, Inc., (The) (1)	73,500	1,587,600
		$4,579,265
Health Care Equipment & Supplies — 8.0%
Analogic Corp.	51,732	2,366,222
Cooper Cos., Inc., (The)	49,450	2,185,690
DJ Orthopedics, Inc. (1)	46,800	1,847,196
IDEXX Laboratories, Inc. (1)	14,900	1,318,650
Respironics, Inc. (1)	66,650	2,371,407
Wright Medical Group, Inc. (1)	86,350	1,902,291
		$11,991,456
Health Care Providers & Services — 3.0%
Chemed Corp.	51,100	1,879,458
Community Health Systems, Inc. (1)	38,200	1,385,132
VCA Antech, Inc. (1)	34,050	1,190,729
		$4,455,319
Hotels, Restaurants & Leisure — 1.1%
Penn National Gaming, Inc. (1)	48,404	1,600,720
		$1,600,720
Household Durables — 3.9%
Jarden Corp. (1)	124,700	3,615,053
Tupperware Brands Corp.	128,685	2,221,103
		$5,836,156
Household Products — 1.5%
Church & Dwight Co., Inc.	63,100	2,303,150
		$2,303,150
Insurance — 4.6%
First American Corp.	54,819	2,028,851
Philadelphia Consolidated Holding Corp. (1)	36,900	1,249,803
RLI Corp.	49,650	2,347,452
United Fire & Casualty Co.	44,806	1,337,907
		$6,964,013

IT Services — 3.1%
Euronet Worldwide, Inc. (1)	62,900	$1,598,289
MoneyGram International, Inc.	100,300	3,074,195
		$4,672,484
Machinery — 4.6%
Actuant Corp., Class A	42,700	1,879,227
Bucyrus International, Inc., Class A	33,300	1,622,043
Joy Global, Inc.	48,000	1,800,960
RBC Bearings, Inc. (1)	69,128	1,542,937
		$6,845,167
Media — 3.2%
Arbitron, Inc.	20,100	735,861
Central European Media Enterprises, Ltd. (1)(2)	40,300	2,451,852
Playboy Enterprises, Inc. (1)	159,300	1,554,768
		$4,742,481
Metals & Mining — 1.1%
Cambior, Inc. (1)(2)	276,800	811,024
Meridian Gold, Inc. (1)(2)	28,850	779,527
		$1,590,551
Multiline Retail — 1.2%
Big Lots, Inc. (1)	115,550	1,867,288
		$1,867,288
Multi-Utilities — 0.9%
CMS Energy Corp. (1)	101,100	1,416,411
		$1,416,411
Oil, Gas & Consumable Fuels — 7.5%
Denbury Resources, Inc. (1)	88,600	3,071,762
Foundation Coal Holdings, Inc.	64,506	2,460,259
Goodrich Petroleum Corp. (1)	81,566	2,769,166
Parallel Petroleum Corp. (1)	120,000	2,995,200
		$11,296,387
Personal Products — 1.6%
Playtex Products, Inc. (1)	218,550	2,473,986
		$2,473,986
Pharmaceuticals — 1.4%
Shire Pharmaceuticals Group PLC ADR	42,000	2,037,420
		$2,037,420
Real Estate Investment Trusts (REITs) — 4.8%
Acadia Realty Trust	93,770	2,235,477
Essex Property Trust, Inc.	23,271	2,724,801
Strategic Hotels & Resorts, Inc.	112,559	2,245,552
		$7,205,830

Road & Rail — 3.0%
Kansas City Southern (1)	95,100	$2,341,362
Landstar System, Inc.	50,700	2,164,383
		$4,505,745
Semiconductors & Semiconductor Equipment — 1.1%
Teradyne, Inc. (1)	130,650	1,716,741
		$1,716,741
Software — 3.7%
Parametric Technology Corp. (1)	171,650	2,653,709
Sybase, Inc. (1)	137,400	2,892,270
		$5,545,979
Specialty Retail — 2.1%
Men’s Wearhouse, Inc., (The)	49,040	1,525,634
Stage Stores, Inc.	53,250	1,579,395
		$3,105,029
Thrifts & Mortgage Finance — 1.2%
PFF Bancorp, Inc.	24,500	919,975
WSFS Financial Corp.	14,400	885,888
		$1,805,863
Trading Companies & Distributors — 2.7%
GATX Corp.	54,450	2,133,896
Kaman Corp.	103,610	1,901,244
		$4,035,140
Wireless Telecommunication Services — 1.4%
NII Holdings, Inc. (1)	39,500	2,084,810
		$2,084,810
Total Common Stocks (identified cost $131,818,741)		$143,458,510

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd. (1)(2)(3)(4)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co. (1)(3)(4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000

Short-Term Investments — 4.8%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp. Commercial Paper, 5.30%, 8/1/06	$5,708	$5,708,000
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	1,500	1,500,000
Total Short-Term Investments (at amortized cost, $7,208,000)		$7,208,000
Total Investments — 100.5% (identified cost $139,586,741)		$150,902,510
Other Assets, Less Liabilities — (0.5)%		$(771,792)
Net Assets — 100.0%		$150,130,718

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		Restricted security.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	97.2%	$146,680,107
Bermuda	1.6%	2,451,852
Canada	1.2%	1,770,551
	100.0%	$150,902,510

The Portfolio did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$139,586,741
Gross unrealized appreciation	$18,323,197
Gross unrealized depreciation	(7,007,428)
Net unrealized appreciation	$11,315,769

Restricted Securities

At July 31, 2006, the Portfolio owned the following securities (representing 0.16% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
			$80,000	$56,000

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$180,000
			$480,000	$180,000

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 20, 2006

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer

Date:	September 20, 2006